Investment (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Fair value on investment description	The fair value of the investment at December 31, 2025 was estimated using a market-based approach with primarily unobservable inputs, including the comparable enterprise value to revenue multiples discounted for considerations such as the lack of marketability and other differences between the comparable peer group and the privately held company. Revenue multiples were selected from comparable public companies based on industry, size, target markets, and other factors that the Company considers to be reasonable and range from 1.6 to 5.0.
Discount percentage on marketable securities	30.00%
Fair value of investment	$ 862	$ 862
Estimated value of investment, percentage	20.00%
Investment impact of net income	$ 89
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value of investment		$ 862